Borrowings Under Financing Arrangements (Details) - Schedule of group's borrowings under financing arrangements - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of group's borrowings under financing arrangements [Abstract]
Current portion	40,078,000	64,140,000
Non-current portion	44,178,000	28,643,000
Total portion	84,256,000	92,783,000